Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Schedule of deferred tax assets, liabilities and valuation allowance

	Year Ended December 31,
(In thousands)	2014	2015
Deferred tax assets:
Net operating loss carryforwards	$108,348	$106,312
Tax credit carryforwards	10,696	10,696
Depreciation and amortization	3,709	3,872
Other	185	351
Total deferred tax assets	122,938	121,231
Valuation allowance	(122,938)	(121,231)
Net deferred tax assets	-	-
Deferred tax liabilities:
Intangible assets	(2,345)	(2,345)
Net deferred tax liabilities	$(2,345)	$(2,345)